Note Payable (Details Textual) - USD ($)	1 Months Ended
	Jun. 15, 2015	Sep. 30, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Notes Payable, Current, Total		$ 50,000	$ 0
Tarpon Bay Partners LLC [Member]
Short-term Debt [Line Items]
Notes Payable, Current, Total	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date	Dec. 31, 2015